Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMG Funds IV
Entity Central Index Key	0000912036
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000003010 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Growth Fund(formerly, AMG Montrusco Bolton Large Cap Growth Fund)
Class Name	Class I
Trading Symbol	MCGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Small Cap Growth Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Growth Fund (Class I/MCGIX)	$80	0.73%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Market Overview
•    U.S. equities posted solid gains, supported by expectations of lower interest rates, resilient corporate earnings, and continued enthusiasm around technology and artificial intelligence (AI). Market leadership remained concentrated in large-cap growth stocks, and valuations moved higher, suggesting a strong but somewhat fragile backdrop as investors look ahead.
Performance review
•    Over the last fiscal year, the Fund’s Class I shares generated a return of 20.02%, compared to the S&P 500® Index which generated a return of 21.45%. The underperformance came predominantly from stock selection.
Top Contributors and Detractors
•    Top contributing sectors to the Fund’s relative performance included health care and consumer staples. Top detracting sectors included information technology and consumer discretionary.
•    Top three contributors to the Fund’s return were Lam Research Corp., Marsh & McLennan Companies, Inc., and Uber Technologies, Inc. Lam Research benefited significantly from surging demand for advanced AI chips and data-center capacity while Uber performed well over the period thanks to sustained growth in both its mobility and delivery segments, supported by rising trip volumes and strong cost discipline. Marsh & McLennan delivered solid growth through its risk and insurance services and consulting lines. The top three detractors were Adobe, Inc., Chipotle Mexican Grill, Inc., and not holding Broadcom Inc. in the Fund. Adobe faced growing investor skepticism despite solid financials, as its long-term growth story is being challenged by intensifying competition (e.g., Canva, Figma) and doubts over how quickly it can monetize its generative AI initiatives. Chipotle struggled with persistent margin pressure and weakening traffic as inflation pushes up its food and labor costs, while macroeconomic uncertainty prompts more cautious consumer spending. Not holding Broadcom in the Fund was detrimental as the stock performed well during the period because demand for its custom AI chips and networking solutions surged.
Positioning
•    The Fund’s top 10 holdings at the end of October 2025 are: Apple, Inc. (9.6%), Nvidia Corps. (9.5%), Microsoft Corp.® (9.5%), Amazon.com, Inc.® (7.9%), Alphabet, Inc Class A (7.5%), Uber Technologies, Inc. (4.7%), Synopsys, Inc. (4.7%), Meta Platforms, Inc Class A (4.6%), BlackRock, Inc. (3.8%) and Adobe, Inc. (3.8%).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invested during the reported period. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invested during the reported period over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	20.02%	13.80%	13.29%
S&P 500® Index	21.45%	17.64%	14.64%
S&P 500® Growth Index	31.99%	18.39%	16.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 08, 2025
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 209,870,824
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 853,421
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$209,870,824
Total number of portfolio holdings	28
Net advisory fees paid	$853,421
Portfolio turnover rate as of the end of the reporting period	97%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Apple, Inc.	9.6%
NVIDIA Corp.	9.5%
Microsoft Corp.	9.5%
Amazon.com, Inc.	7.9%
Alphabet, Inc., Class A	7.5%
Synopsys, Inc.	4.7%
Uber Technologies, Inc.	4.7%
Meta Platforms, Inc., Class A	4.6%
Adobe, Inc.	3.8%
Blackrock, Inc.	3.8%
Top Ten as a Group	65.6%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	9.6%
NVIDIA Corp.	9.5%
Microsoft Corp.	9.5%
Amazon.com, Inc.	7.9%
Alphabet, Inc., Class A	7.5%
Synopsys, Inc.	4.7%
Uber Technologies, Inc.	4.7%
Meta Platforms, Inc., Class A	4.6%
Adobe, Inc.	3.8%
Blackrock, Inc.	3.8%
Top Ten as a Group	65.6%

Material Fund Change [Text Block]
Recent Fund Changes
On October 7, 2025, AMG Funds IV's Board of Trustees (the "Board”) approved the appointment of GW&K Investment Management, LLC (“GW&K”) as the subadviser to the Fund to replace Montrusco Bolton Investments, Inc. (“Montrusco Bolton”), effective December 8, 2025. The Board also approved a new subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K.
In connection with the hiring of GW&K, effective December 8, 2025, the Fund changed its name to AMG GW&K Small Cap Growth Fund, made changes to its principal investment strategies and principal risks, changed its sub-classification under Section 5(b) of the Investment Company Act of 1940, as amended, from “non-diversified” to “diversified,” and replaced the S&P 500® Growth Index with the Russell 2000® Growth Index as one of the Fund's benchmark indices. Effective December 8, 2025, the Fund also established a new share class, Class Z.

In addition, the Board approved the following fee changes for the Fund, effective December 8, 2025: a reduction in management fee rate from 0.48% to 0.47%; an increase to the maximum annual shareholder servicing fee rate authorized to be paid by Class I shares of the Fund from 0.05% to 0.06%; and the reduction of the Fund's Expense Cap from 0.68% to 0.67% through at least March 1, 2027.

Material Fund Change Name [Text Block]	In connection with the hiring of GW&K, effective December 8, 2025, the Fund changed its name to AMG GW&K Small Cap Growth Fund, made changes to its principal investment strategies and principal risks, changed its sub-classification under Section 5(b) of the Investment Company Act of 1940, as amended, from “non-diversified” to “diversified,” and replaced the S&P 500® Growth Index with the Russell 2000® Growth Index as one of the Fund's benchmark indices. Effective December 8, 2025, the Fund also established a new share class, Class Z.
Material Fund Change Expenses [Text Block]	In addition, the Board approved the following fee changes for the Fund, effective December 8, 2025: a reduction in management fee rate from 0.48% to 0.47%; an increase to the maximum annual shareholder servicing fee rate authorized to be paid by Class I shares of the Fund from 0.05% to 0.06%; and the reduction of the Fund's Expense Cap from 0.68% to 0.67% through at least March 1, 2027.
Material Fund Change Strategies [Text Block]	In connection with the hiring of GW&K, effective December 8, 2025, the Fund changed its name to AMG GW&K Small Cap Growth Fund, made changes to its principal investment strategies and principal risks, changed its sub-classification under Section 5(b) of the Investment Company Act of 1940, as amended, from “non-diversified” to “diversified,” and replaced the S&P 500® Growth Index with the Russell 2000® Growth Index as one of the Fund's benchmark indices. Effective December 8, 2025, the Fund also established a new share class, Class Z.
Material Fund Change Risks Change [Text Block]	In connection with the hiring of GW&K, effective December 8, 2025, the Fund changed its name to AMG GW&K Small Cap Growth Fund, made changes to its principal investment strategies and principal risks, changed its sub-classification under Section 5(b) of the Investment Company Act of 1940, as amended, from “non-diversified” to “diversified,” and replaced the S&P 500® Growth Index with the Russell 2000® Growth Index as one of the Fund's benchmark indices. Effective December 8, 2025, the Fund also established a new share class, Class Z.
Material Fund Change Adviser [Text Block]	On October 7, 2025, AMG Funds IV's Board of Trustees (the "Board”) approved the appointment of GW&K Investment Management, LLC (“GW&K”) as the subadviser to the Fund to replace Montrusco Bolton Investments, Inc. (“Montrusco Bolton”), effective December 8, 2025. The Board also approved a new subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K.
C000003009 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Growth Fund(formerly, AMG Montrusco Bolton Large Cap Growth Fund)
Class Name	Class N
Trading Symbol	MCGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Small Cap Growth Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Growth Fund (Class N/MCGFX)	$100	0.91%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Market Overview
•    U.S. equities posted solid gains, supported by expectations of lower interest rates, resilient corporate earnings, and continued enthusiasm around technology and artificial intelligence (AI). Market leadership remained concentrated in large-cap growth stocks, and valuations moved higher, suggesting a strong but somewhat fragile backdrop as investors look ahead.
Performance review
•    Over the last fiscal year, the Fund’s Class N shares generated a return of 19.81%, compared to the S&P 500® Index which generated a return of 21.45%. The underperformance came predominantly from stock selection.
Top Contributors and Detractors
•    Top contributing sectors to the Fund’s relative performance included health care and consumer staples. Top detracting sectors included information technology and consumer discretionary.
•    Top three contributors to the Fund’s return were Lam Research Corp., Marsh & McLennan Companies, Inc., and Uber Technologies, Inc. Lam Research benefited significantly from surging demand for advanced AI chips and data-center capacity while Uber performed well over the period thanks to sustained growth in both its mobility and delivery segments, supported by rising trip volumes and strong cost discipline. Marsh & McLennan delivered solid growth through its risk and insurance services and consulting lines. The top three detractors were Adobe, Inc., Chipotle Mexican Grill, Inc., and not holding Broadcom Inc. in the Fund. Adobe faced growing investor skepticism despite solid financials, as its long-term growth story is being challenged by intensifying competition (e.g., Canva, Figma) and doubts over how quickly it can monetize its generative AI initiatives. Chipotle struggled with persistent margin pressure and weakening traffic as inflation pushes up its food and labor costs, while macroeconomic uncertainty prompts more cautious consumer spending. Not holding Broadcom in the Fund was detrimental as the stock performed well during the period because demand for its custom AI chips and networking solutions surged.
Positioning
•    The Fund’s top 10 holdings at the end of October 2025 are: Apple, Inc. (9.6%), Nvidia Corps. (9.5%), Microsoft Corp.® (9.5%), Amazon.com, Inc.® (7.9%), Alphabet, Inc Class A (7.5%), Uber Technologies, Inc. (4.7%), Synopsys, Inc. (4.7%), Meta Platforms, Inc Class A (4.6%), BlackRock, Inc. (3.8%) and Adobe, Inc. (3.8%).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invested during the reported period. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invested during the reported period over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	19.81%	13.60%	13.07%
S&P 500® Index	21.45%	17.64%	14.64%
S&P 500® Growth Index	31.99%	18.39%	16.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 08, 2025
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 209,870,824
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 853,421
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$209,870,824
Total number of portfolio holdings	28
Net advisory fees paid	$853,421
Portfolio turnover rate as of the end of the reporting period	97%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Apple, Inc.	9.6%
NVIDIA Corp.	9.5%
Microsoft Corp.	9.5%
Amazon.com, Inc.	7.9%
Alphabet, Inc., Class A	7.5%
Synopsys, Inc.	4.7%
Uber Technologies, Inc.	4.7%
Meta Platforms, Inc., Class A	4.6%
Adobe, Inc.	3.8%
Blackrock, Inc.	3.8%
Top Ten as a Group	65.6%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	9.6%
NVIDIA Corp.	9.5%
Microsoft Corp.	9.5%
Amazon.com, Inc.	7.9%
Alphabet, Inc., Class A	7.5%
Synopsys, Inc.	4.7%
Uber Technologies, Inc.	4.7%
Meta Platforms, Inc., Class A	4.6%
Adobe, Inc.	3.8%
Blackrock, Inc.	3.8%
Top Ten as a Group	65.6%

Material Fund Change [Text Block]
Recent Fund Changes
On October 7, 2025, AMG Funds IV's Board of Trustees (the "Board”) approved the appointment of GW&K Investment Management, LLC (“GW&K”) as the subadviser to the Fund to replace Montrusco Bolton Investments, Inc. (“Montrusco Bolton”), effective December 8, 2025. The Board also approved a new subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K.
In connection with the hiring of GW&K, effective December 8, 2025, the Fund changed its name to AMG GW&K Small Cap Growth Fund, made changes to its principal investment strategies and principal risks, changed its sub-classification under Section 5(b) of the Investment Company Act of 1940, as amended, from “non-diversified” to “diversified,” and replaced the S&P 500® Growth Index with the Russell 2000® Growth Index as one of the Fund's benchmark indices. Effective December 8, 2025, the Fund also established a new share class, Class Z.

In addition, the Board approved the following fee changes for the Fund, effective December 8, 2025: a reduction in management fee rate from 0.48% to 0.47%; an increase to the maximum annual shareholder servicing fee rate authorized to be paid by Class I shares of the Fund from 0.05% to 0.06%; and the reduction of the Fund's Expense Cap from 0.68% to 0.67% through at least March 1, 2027.

Material Fund Change Name [Text Block]	In connection with the hiring of GW&K, effective December 8, 2025, the Fund changed its name to AMG GW&K Small Cap Growth Fund, made changes to its principal investment strategies and principal risks, changed its sub-classification under Section 5(b) of the Investment Company Act of 1940, as amended, from “non-diversified” to “diversified,” and replaced the S&P 500® Growth Index with the Russell 2000® Growth Index as one of the Fund's benchmark indices. Effective December 8, 2025, the Fund also established a new share class, Class Z.
Material Fund Change Expenses [Text Block]	In addition, the Board approved the following fee changes for the Fund, effective December 8, 2025: a reduction in management fee rate from 0.48% to 0.47%; an increase to the maximum annual shareholder servicing fee rate authorized to be paid by Class I shares of the Fund from 0.05% to 0.06%; and the reduction of the Fund's Expense Cap from 0.68% to 0.67% through at least March 1, 2027.
Material Fund Change Strategies [Text Block]	In connection with the hiring of GW&K, effective December 8, 2025, the Fund changed its name to AMG GW&K Small Cap Growth Fund, made changes to its principal investment strategies and principal risks, changed its sub-classification under Section 5(b) of the Investment Company Act of 1940, as amended, from “non-diversified” to “diversified,” and replaced the S&P 500® Growth Index with the Russell 2000® Growth Index as one of the Fund's benchmark indices. Effective December 8, 2025, the Fund also established a new share class, Class Z.
Material Fund Change Risks Change [Text Block]	In connection with the hiring of GW&K, effective December 8, 2025, the Fund changed its name to AMG GW&K Small Cap Growth Fund, made changes to its principal investment strategies and principal risks, changed its sub-classification under Section 5(b) of the Investment Company Act of 1940, as amended, from “non-diversified” to “diversified,” and replaced the S&P 500® Growth Index with the Russell 2000® Growth Index as one of the Fund's benchmark indices. Effective December 8, 2025, the Fund also established a new share class, Class Z.
Material Fund Change Adviser [Text Block]	On October 7, 2025, AMG Funds IV's Board of Trustees (the "Board”) approved the appointment of GW&K Investment Management, LLC (“GW&K”) as the subadviser to the Fund to replace Montrusco Bolton Investments, Inc. (“Montrusco Bolton”), effective December 8, 2025. The Board also approved a new subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K.
C000003029 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Mid Cap Value Fund
Class Name	Class N
Trading Symbol	CHTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Mid Cap Value Fund (Class N/CHTTX)	$114	1.10%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class N shares returned 7.79% for the fiscal year that ended October 31, 2025, compared to its benchmark the Russell Midcap® Value Index, which returned 7.86% for the period. The S&P 500® Index returned 21.45% for the period.
Top Contributors and Detractors
•    Fund performance was slightly behind the benchmark. Stock selection was a positive contributor to relative performance, but was offset by negative impact from sector allocation.
•    The sectors with the highest contribution to relative return were consumer staples (+365 bps) and industrials (+181 bps). The consumer staples sector benefited from positive stock selection. Industrials benefitted from positive stock selection and an overweight allocation.
•    The holdings with the highest contribution to active return were Talen Energy Corp. (TLN), Fairfax Financial Holdings Ltd. (FRFHF), and APi Group Corp. (APG).
•    The sectors with the lowest contribution to relative return were consumer discretionary (-299 bps) and information technology (-188 bps). Consumer discretionary suffered from negative stock selection, partially offset by an overweight allocation. Information technology suffered from lack of exposure.
•    The holdings with the lowest contribution to active return were lululemon® (LULU), LGI Homes, Inc. (LGIH), and Robert Half Inc. (RHI). These stocks were sold during the period.
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in three sectors and meaningfully underweight (>-5%) in four. The largest overweight allocations were industrials, consumer discretionary, and consumer staples. The largest underweight allocations were information technology, energy, utilities, and real estate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	7.79%	16.22%	8.78%
S&P 500® Index	21.45%	17.64%	14.64%
Russell Midcap® Value Index	7.86%	13.23%	9.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 340,847,534
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 1,826,692
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$340,847,534
Total number of portfolio holdings	52
Net advisory fees paid	$1,826,692
Portfolio turnover rate as of the end of the reporting period	93%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
GE HealthCare Technologies, Inc.	3.7%
Lithia Motors, Inc.	3.4%
SS&C Technologies Holdings, Inc.	3.3%
First Citizens BancShares, Inc., Class A	3.1%
The Cooper Cos., Inc.	3.1%
Expeditors International of Washington, Inc.	3.0%
Carlisle Cos., Inc.	3.0%
BJ's Wholesale Club Holdings, Inc.	2.9%
Coca-Cola Consolidated, Inc.	2.9%
Simpson Manufacturing Co., Inc.	2.6%
Top Ten as a Group	31.0%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
GE HealthCare Technologies, Inc.	3.7%
Lithia Motors, Inc.	3.4%
SS&C Technologies Holdings, Inc.	3.3%
First Citizens BancShares, Inc., Class A	3.1%
The Cooper Cos., Inc.	3.1%
Expeditors International of Washington, Inc.	3.0%
Carlisle Cos., Inc.	3.0%
BJ's Wholesale Club Holdings, Inc.	2.9%
Coca-Cola Consolidated, Inc.	2.9%
Simpson Manufacturing Co., Inc.	2.6%
Top Ten as a Group	31.0%

C000003030 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Mid Cap Value Fund
Class Name	Class I
Trading Symbol	ABMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Mid Cap Value Fund (Class I/ABMIX)	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares returned 8.10% for the fiscal year that ended October 31, 2025, compared to its benchmark the Russell Midcap® Value Index, which returned 7.86% for the period. The S&P 500® Index returned 21.45% for the period.
Top Contributors and Detractors
•    The Fund's Class I shares outperformed the benchmark. Stock selection was a positive contributor to relative performance, but was offset by negative impact from sector allocation.
•    The sectors with the highest contribution to relative return were consumer staples (+365 bps) and industrials (+181 bps). The consumer staples sector benefited from positive stock selection. Industrials benefitted from positive stock selection and an overweight allocation.
•    The holdings with the highest contribution to active return were Talen Energy Corp. (TLN), Fairfax Financial Holdings Ltd. (FRFHF), and APi Group Corp. (APG).
•    The sectors with the lowest contribution to relative return were consumer discretionary (-299 bps) and information technology (-188 bps). Consumer discretionary suffered from negative stock selection, partially offset by an overweight allocation. Information technology suffered from lack of exposure.
•    The holdings with the lowest contribution to active return were lululemon® (LULU), LGI Homes, Inc. (LGIH), and Robert Half Inc. (RHI). These stocks were sold during the period.
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in three sectors and meaningfully underweight (>-5%) in four. The largest overweight allocations were industrials, consumer discretionary, and consumer staples. The largest underweight allocations were information technology, energy, utilities, and real estate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	8.10%	16.56%	9.08%
S&P 500® Index	21.45%	17.64%	14.64%
Russell Midcap® Value Index	7.86%	13.23%	9.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 340,847,534
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 1,826,692
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$340,847,534
Total number of portfolio holdings	52
Net advisory fees paid	$1,826,692
Portfolio turnover rate as of the end of the reporting period	93%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
GE HealthCare Technologies, Inc.	3.7%
Lithia Motors, Inc.	3.4%
SS&C Technologies Holdings, Inc.	3.3%
First Citizens BancShares, Inc., Class A	3.1%
The Cooper Cos., Inc.	3.1%
Expeditors International of Washington, Inc.	3.0%
Carlisle Cos., Inc.	3.0%
BJ's Wholesale Club Holdings, Inc.	2.9%
Coca-Cola Consolidated, Inc.	2.9%
Simpson Manufacturing Co., Inc.	2.6%
Top Ten as a Group	31.0%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
GE HealthCare Technologies, Inc.	3.7%
Lithia Motors, Inc.	3.4%
SS&C Technologies Holdings, Inc.	3.3%
First Citizens BancShares, Inc., Class A	3.1%
The Cooper Cos., Inc.	3.1%
Expeditors International of Washington, Inc.	3.0%
Carlisle Cos., Inc.	3.0%
BJ's Wholesale Club Holdings, Inc.	2.9%
Coca-Cola Consolidated, Inc.	2.9%
Simpson Manufacturing Co., Inc.	2.6%
Top Ten as a Group	31.0%

C000194566 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Mid Cap Value Fund
Class Name	Class Z
Trading Symbol	ABIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Mid Cap Value Fund (Class Z/ABIZX)	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class Z shares returned 8.17% for the fiscal year that ended October 31, 2025, compared to its benchmark the Russell Midcap® Value Index, which returned 7.86% for the period. The S&P 500® Index returned 21.45% for the period.
Top Contributors and Detractors
•    The Fund's Class Z shares outperformed the benchmark. Stock selection was a positive contributor to relative performance, but was offset by negative impact from sector allocation.
•    The sectors with the highest contribution to relative return were consumer staples (+365 bps) and industrials (+181 bps). The consumer staples sector benefited from positive stock selection. Industrials benefitted from positive stock selection and an overweight allocation.
•    The holdings with the highest contribution to active return were Talen Energy Corp. (TLN), Fairfax Financial Holdings Ltd. (FRFHF), and APi Group Corp. (APG).
•    The sectors with the lowest contribution to relative return were consumer discretionary (-299 bps) and information technology (-188 bps). Consumer discretionary suffered from negative stock selection, partially offset by an overweight allocation. Information technology suffered from lack of exposure.
•    The holdings with the lowest contribution to active return were lululemon® (LULU), LGI Homes, Inc. (LGIH), and Robert Half Inc. (RHI). These stocks were sold during the period.
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in three sectors and meaningfully underweight (>-5%) in four. The largest overweight allocations were industrials, consumer discretionary, and consumer staples. The largest underweight allocations were information technology, energy, utilities, and real estate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted since the class's inception on September 29, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	8.17%	16.63%	8.04%
S&P 500® Index	21.45%	17.64%	15.04%
Russell Midcap® Value Index	7.86%	13.23%	8.44%

Performance Inception Date	Sep. 29, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 340,847,534
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 1,826,692
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$340,847,534
Total number of portfolio holdings	52
Net advisory fees paid	$1,826,692
Portfolio turnover rate as of the end of the reporting period	93%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
GE HealthCare Technologies, Inc.	3.7%
Lithia Motors, Inc.	3.4%
SS&C Technologies Holdings, Inc.	3.3%
First Citizens BancShares, Inc., Class A	3.1%
The Cooper Cos., Inc.	3.1%
Expeditors International of Washington, Inc.	3.0%
Carlisle Cos., Inc.	3.0%
BJ's Wholesale Club Holdings, Inc.	2.9%
Coca-Cola Consolidated, Inc.	2.9%
Simpson Manufacturing Co., Inc.	2.6%
Top Ten as a Group	31.0%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
GE HealthCare Technologies, Inc.	3.7%
Lithia Motors, Inc.	3.4%
SS&C Technologies Holdings, Inc.	3.3%
First Citizens BancShares, Inc., Class A	3.1%
The Cooper Cos., Inc.	3.1%
Expeditors International of Washington, Inc.	3.0%
Carlisle Cos., Inc.	3.0%
BJ's Wholesale Club Holdings, Inc.	2.9%
Coca-Cola Consolidated, Inc.	2.9%
Simpson Manufacturing Co., Inc.	2.6%
Top Ten as a Group	31.0%

C000194567 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Dividend All Cap Value Fund
Class Name	Class Z
Trading Symbol	ARZDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Dividend All Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Dividend All Cap Value Fund (Class Z/ARZDX)	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class Z shares returned 2.00% for the fiscal year ended October 31, 2025, underperforming its benchmark the Russell 3000® Value Index, which returned 11.06% for the period. The S&P 500® Index returned 21.45% for the period.
•    As of October 31, 2025, the dividend yield of the Fund was 2.94%, which is more than double the 1.15% yield of the S&P 500® Index.
Relative Performance
•    The Fund underperformed the S&P 500® Index, which returned 21.45% for the period, due to the Fund’s focus on value and high yielding stocks. The benchmark is heavily weighted to growth stocks, which have outperformed value during the year.
Top Contributors and Detractors
•    Both stock selection and sector allocation had a negative impact on relative results during the period.
•    The sectors with the highest contribution to relative return were information technology (+178 bps) and health care (+75 bps). Information technology benefited from an overweight allocation and positive stock selection. Health care benefited mainly from positive stock selection.
•    The holdings with the highest contribution to active return were Oracle Corp. (ORCL), Micron Technology, Inc. (MU), and Corning Inc. (GLW).
•    The sectors with the lowest contribution to relative return were communication services (-463 bps) and financials (-246 bps). Communication services suffered from negative stock selection. Financials suffered from an underweight allocation and negative stock selection.
•    The holdings with the lowest contribution to active return were Cogent Communications Holdings, Inc. (CCOI), Comcast Corp. (Cl A) (CMCSA), and American Tower Corp. (AMT).  Cogent Communications was sold during the period.
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in two sectors and meaningfully underweight (>-5%) in two. The largest overweight allocations were energy and utilities. The largest underweight allocations were financials and communication services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted since the class's inception on September 29, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	2.00%	10.87%	6.80%
S&P 500® Index	21.45%	17.64%	15.04%
Russell 3000® Value Index	11.06%	14.26%	9.29%

Performance Inception Date	Sep. 29, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 66,333,620
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 259,276
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$66,333,620
Total number of portfolio holdings	59
Net advisory fees paid	$259,276
Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
The Williams Cos., Inc.	3.9%
Royalty Pharma PLC, Class A	3.7%
The PNC Financial Services Group, Inc.	3.4%
Unilever PLC, Sponsored ADR (United Kingdom)	3.1%
Kinder Morgan, Inc.	2.9%
Chubb, Ltd. (Switzerland)	2.9%
American Tower Corp., REIT	2.8%
The Progressive Corp.	2.7%
Axis Capital Holdings, Ltd. (Bermuda)	2.7%
IDACORP, Inc.	2.5%
Top Ten as a Group	30.6%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
The Williams Cos., Inc.	3.9%
Royalty Pharma PLC, Class A	3.7%
The PNC Financial Services Group, Inc.	3.4%
Unilever PLC, Sponsored ADR (United Kingdom)	3.1%
Kinder Morgan, Inc.	2.9%
Chubb, Ltd. (Switzerland)	2.9%
American Tower Corp., REIT	2.8%
The Progressive Corp.	2.7%
Axis Capital Holdings, Ltd. (Bermuda)	2.7%
IDACORP, Inc.	2.5%
Top Ten as a Group	30.6%

C000050291 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Dividend All Cap Value Fund
Class Name	Class I
Trading Symbol	ARIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Dividend All Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Dividend All Cap Value Fund (Class I/ARIDX)	$72	0.71%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares returned 1.89% for the fiscal year ended October 31, 2025, underperforming its benchmark the Russell 3000® Value Index, which returned 11.06% for the period. The S&P 500® Index returned 21.45% for the period.
•    As of October 31, 2025, the dividend yield of the Fund was 2.94%, which is more than double the 1.15% yield of the S&P 500® Index.
Relative Performance
•    The Fund underperformed the S&P 500® Index, which returned 21.45% for the period, due to the Fund’s focus on value and high yielding stocks. The benchmark is heavily weighted to growth stocks, which have outperformed value during the year.
Top Contributors and Detractors
•    Both stock selection and sector allocation had a negative impact on relative results during the period.
•    The sectors with the highest contribution to relative return were information technology (+178 bps) and health care (+75 bps). Information technology benefited from an overweight allocation and positive stock selection. Health care benefited mainly from positive stock selection.
•    The holdings with the highest contribution to active return were Oracle Corp. (ORCL), Micron Technology, Inc. (MU), and Corning Inc. (GLW).
•    The sectors with the lowest contribution to relative return were communication services (-463 bps) and financials (-246 bps). Communication services suffered from negative stock selection. Financials suffered from an underweight allocation and negative stock selection.
•    The holdings with the lowest contribution to active return were Cogent Communications Holdings, Inc. (CCOI), Comcast Corp. (Cl A) (CMCSA), and American Tower Corp. (AMT).  Cogent Communications was sold during the period.
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in two sectors and meaningfully underweight (>-5%) in two. The largest overweight allocations were energy and utilities. The largest underweight allocations were financials and communication services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	1.89%	10.79%	7.68%
S&P 500® Index	21.45%	17.64%	14.64%
Russell 3000® Value Index	11.06%	14.26%	9.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 66,333,620
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 259,276
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$66,333,620
Total number of portfolio holdings	59
Net advisory fees paid	$259,276
Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
The Williams Cos., Inc.	3.9%
Royalty Pharma PLC, Class A	3.7%
The PNC Financial Services Group, Inc.	3.4%
Unilever PLC, Sponsored ADR (United Kingdom)	3.1%
Kinder Morgan, Inc.	2.9%
Chubb, Ltd. (Switzerland)	2.9%
American Tower Corp., REIT	2.8%
The Progressive Corp.	2.7%
Axis Capital Holdings, Ltd. (Bermuda)	2.7%
IDACORP, Inc.	2.5%
Top Ten as a Group	30.6%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
The Williams Cos., Inc.	3.9%
Royalty Pharma PLC, Class A	3.7%
The PNC Financial Services Group, Inc.	3.4%
Unilever PLC, Sponsored ADR (United Kingdom)	3.1%
Kinder Morgan, Inc.	2.9%
Chubb, Ltd. (Switzerland)	2.9%
American Tower Corp., REIT	2.8%
The Progressive Corp.	2.7%
Axis Capital Holdings, Ltd. (Bermuda)	2.7%
IDACORP, Inc.	2.5%
Top Ten as a Group	30.6%

C000003037 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Dividend All Cap Value Fund
Class Name	Class N
Trading Symbol	ARDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Dividend All Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Dividend All Cap Value Fund (Class N/ARDEX)	$97	0.96%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class N shares returned 1.63% for the fiscal year ended October 31, 2025, underperforming its benchmark the Russell 3000® Value Index, which returned 11.06% for the period. The S&P 500® Index returned 21.45% for the period.
•    As of October 31, 2025, the dividend yield of the Fund was 2.94%, which is more than double the 1.15% yield of the S&P 500® Index.
Relative Performance
•    The Fund underperformed the S&P 500® Index, which returned 21.45% for the period, due to the Fund’s focus on value and high yielding stocks. The benchmark is heavily weighted to growth stocks, which have outperformed value during the year.
Top Contributors and Detractors
•    Both stock selection and sector allocation had a negative impact on relative results during the period.
•    The sectors with the highest contribution to relative return were information technology (+178 bps) and health care (+75 bps). Information technology benefited from an overweight allocation and positive stock selection. Health care benefited mainly from positive stock selection.
•    The holdings with the highest contribution to active return were Oracle Corp. (ORCL), Micron Technology, Inc. (MU), and Corning Inc. (GLW).
•    The sectors with the lowest contribution to relative return were communication services (-463 bps) and financials (-246 bps). Communication services suffered from negative stock selection. Financials suffered from an underweight allocation and negative stock selection.
•    The holdings with the lowest contribution to active return were Cogent Communications Holdings, Inc. (CCOI), Comcast Corp. (Cl A) (CMCSA), and American Tower Corp. (AMT).  Cogent Communications was sold during the period.
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in two sectors and meaningfully underweight (>-5%) in two. The largest overweight allocations were energy and utilities. The largest underweight allocations were financials and communication services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	1.63%	10.52%	7.41%
S&P 500® Index	21.45%	17.64%	14.64%
Russell 3000® Value Index	11.06%	14.26%	9.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 66,333,620
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 259,276
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$66,333,620
Total number of portfolio holdings	59
Net advisory fees paid	$259,276
Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
The Williams Cos., Inc.	3.9%
Royalty Pharma PLC, Class A	3.7%
The PNC Financial Services Group, Inc.	3.4%
Unilever PLC, Sponsored ADR (United Kingdom)	3.1%
Kinder Morgan, Inc.	2.9%
Chubb, Ltd. (Switzerland)	2.9%
American Tower Corp., REIT	2.8%
The Progressive Corp.	2.7%
Axis Capital Holdings, Ltd. (Bermuda)	2.7%
IDACORP, Inc.	2.5%
Top Ten as a Group	30.6%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
The Williams Cos., Inc.	3.9%
Royalty Pharma PLC, Class A	3.7%
The PNC Financial Services Group, Inc.	3.4%
Unilever PLC, Sponsored ADR (United Kingdom)	3.1%
Kinder Morgan, Inc.	2.9%
Chubb, Ltd. (Switzerland)	2.9%
American Tower Corp., REIT	2.8%
The Progressive Corp.	2.7%
Axis Capital Holdings, Ltd. (Bermuda)	2.7%
IDACORP, Inc.	2.5%
Top Ten as a Group	30.6%

C000003038 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Small Cap Value Fund
Class Name	Class N
Trading Symbol	ARSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Small Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small Cap Value Fund (Class N/ARSVX)	$138	1.34%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class N shares returned 5.51% for the fiscal year ended October 31, 2025, compared to its benchmark the Russell 2000® Value Index, which returned 9.87% for the period. The S&P 500® Index returned 21.45% for the period.
Top Contributors and Detractors
•    Both stock selection and sector allocation had a negative impact on relative results.
•    The sectors with the highest contribution to relative return were utilities (+162 bps) and real estate (+176 bps). Utilities benefited from positive stock selection along with an overweight allocation. Real estate benefited from positive stock selection.
•    The holdings with the highest contribution to active return were The GEO Group, Inc. (GEO), Delek US Holdings, Inc. (DK), and Talen Energy Corp. (TLN). Talen Energy was sold during the period.
•    The sectors with the lowest contribution to relative return were information technology (-293 bps) and consumer discretionary (-302 bps). Information technology and consumer discretionary both suffered from negative stock selection.
•    The holdings with the lowest contribution to active return were Murphy USA, Inc. (MUSA), LGI Homes, Inc. (LGIH), and SM Energy Co. (SM).
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in three sectors and meaningfully underweight (>-5%) in two. The largest overweight allocations were industrials, consumer staples, and utilities. The largest underweight allocations were financials and real estate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	5.51%	12.73%	9.48%
S&P 500® Index	21.45%	17.64%	14.64%
Russell 2000® Value Index	9.87%	13.85%	8.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 1,093,130,756
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 8,706,894
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$1,093,130,756
Total number of portfolio holdings	68
Net advisory fees paid	$8,706,894
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
White Mountains Insurance Group, Ltd.	3.9%
CoreCivic, Inc.	3.4%
McGrath RentCorp	3.3%
GXO Logistics, Inc.	3.3%
ePlus, Inc.	2.8%
Asbury Automotive Group, Inc.	2.8%
Genworth Financial, Inc.	2.7%
Murphy USA, Inc.	2.7%
Assured Guaranty, Ltd. (Bermuda)	2.4%
Vontier Corp.	2.4%
Top Ten as a Group	29.7%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
White Mountains Insurance Group, Ltd.	3.9%
CoreCivic, Inc.	3.4%
McGrath RentCorp	3.3%
GXO Logistics, Inc.	3.3%
ePlus, Inc.	2.8%
Asbury Automotive Group, Inc.	2.8%
Genworth Financial, Inc.	2.7%
Murphy USA, Inc.	2.7%
Assured Guaranty, Ltd. (Bermuda)	2.4%
Vontier Corp.	2.4%
Top Ten as a Group	29.7%

C000040086 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Small Cap Value Fund
Class Name	Class I
Trading Symbol	ARSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Small Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small Cap Value Fund (Class I/ARSIX)	$111	1.08%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares returned 5.78% for the fiscal year ended October 31, 2025, compared to its benchmark the Russell 2000® Value Index, which returned 9.87% for the period. The S&P 500® Index returned 21.45% for the period.
Top Contributors and Detractors
•    Both stock selection and sector allocation had a negative impact on relative results.
•    The sectors with the highest contribution to relative return were utilities (+162 bps) and real estate (+176 bps). Utilities benefited from positive stock selection along with an overweight allocation. Real estate benefited from positive stock selection.
•    The holdings with the highest contribution to active return were The GEO Group, Inc. (GEO), Delek US Holdings, Inc. (DK), and Talen Energy Corp. (TLN). Talen Energy was sold during the period.
•    The sectors with the lowest contribution to relative return were information technology (-293 bps) and consumer discretionary (-302 bps). Information technology and consumer discretionary both suffered from negative stock selection.
•    The holdings with the lowest contribution to active return were Murphy USA, Inc. (MUSA), LGI Homes, Inc. (LGIH), and SM Energy Co. (SM).
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in three sectors and meaningfully underweight (>-5%) in two. The largest overweight allocations were industrials, consumer staples, and utilities. The largest underweight allocations were financials and real estate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	5.78%	13.02%	9.77%
S&P 500® Index	21.45%	17.64%	14.64%
Russell 2000® Value Index	9.87%	13.85%	8.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 1,093,130,756
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 8,706,894
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$1,093,130,756
Total number of portfolio holdings	68
Net advisory fees paid	$8,706,894
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
White Mountains Insurance Group, Ltd.	3.9%
CoreCivic, Inc.	3.4%
McGrath RentCorp	3.3%
GXO Logistics, Inc.	3.3%
ePlus, Inc.	2.8%
Asbury Automotive Group, Inc.	2.8%
Genworth Financial, Inc.	2.7%
Murphy USA, Inc.	2.7%
Assured Guaranty, Ltd. (Bermuda)	2.4%
Vontier Corp.	2.4%
Top Ten as a Group	29.7%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
White Mountains Insurance Group, Ltd.	3.9%
CoreCivic, Inc.	3.4%
McGrath RentCorp	3.3%
GXO Logistics, Inc.	3.3%
ePlus, Inc.	2.8%
Asbury Automotive Group, Inc.	2.8%
Genworth Financial, Inc.	2.7%
Murphy USA, Inc.	2.7%
Assured Guaranty, Ltd. (Bermuda)	2.4%
Vontier Corp.	2.4%
Top Ten as a Group	29.7%

C000194568 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Small Cap Value Fund
Class Name	Class Z
Trading Symbol	ARZMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Small Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small Cap Value Fund (Class Z/ARZMX)	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class Z shares returned 5.92% for the fiscal year ended October 31, 2025, compared to its benchmark the Russell 2000® Value Index, which returned 9.87% for the period. The S&P 500® Index returned 21.45% for the period.
Top Contributors and Detractors
•    Both stock selection and sector allocation had a negative impact on relative results.
•    The sectors with the highest contribution to relative return were utilities (+162 bps) and real estate (+176 bps). Utilities benefited from positive stock selection along with an overweight allocation. Real estate benefited from positive stock selection.
•    The holdings with the highest contribution to active return were The GEO Group, Inc. (GEO), Delek US Holdings, Inc. (DK), and Talen Energy Corp. (TLN). Talen Energy was sold during the period.
•    The sectors with the lowest contribution to relative return were information technology (-293 bps) and consumer discretionary (-302 bps). Information technology and consumer discretionary both suffered from negative stock selection.
•    The holdings with the lowest contribution to active return were Murphy USA, Inc. (MUSA), LGI Homes, Inc. (LGIH), and SM Energy Co. (SM).
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in three sectors and meaningfully underweight (>-5%) in two. The largest overweight allocations were industrials, consumer staples, and utilities. The largest underweight allocations were financials and real estate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted since the class's inception on September 29, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	5.92%	13.14%	8.43%
S&P 500® Index	21.45%	17.64%	15.04%
Russell 2000® Value Index	9.87%	13.85%	6.72%

Performance Inception Date	Sep. 29, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 1,093,130,756
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 8,706,894
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$1,093,130,756
Total number of portfolio holdings	68
Net advisory fees paid	$8,706,894
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
White Mountains Insurance Group, Ltd.	3.9%
CoreCivic, Inc.	3.4%
McGrath RentCorp	3.3%
GXO Logistics, Inc.	3.3%
ePlus, Inc.	2.8%
Asbury Automotive Group, Inc.	2.8%
Genworth Financial, Inc.	2.7%
Murphy USA, Inc.	2.7%
Assured Guaranty, Ltd. (Bermuda)	2.4%
Vontier Corp.	2.4%
Top Ten as a Group	29.7%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
White Mountains Insurance Group, Ltd.	3.9%
CoreCivic, Inc.	3.4%
McGrath RentCorp	3.3%
GXO Logistics, Inc.	3.3%
ePlus, Inc.	2.8%
Asbury Automotive Group, Inc.	2.8%
Genworth Financial, Inc.	2.7%
Murphy USA, Inc.	2.7%
Assured Guaranty, Ltd. (Bermuda)	2.4%
Vontier Corp.	2.4%
Top Ten as a Group	29.7%

C000194569 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Small-Mid Cap Value Fund
Class Name	Class Z
Trading Symbol	ARSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Small-Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small-Mid Cap Value Fund (Class Z/ARSZX)	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class Z shares returned 5.47% for the fiscal year ended October 31, 2025, compared to its benchmark the Russell 2500® Value Index, which returned 10.11% for the period. The S&P 500® Index returned 21.45% for the period.
Top Contributors and Detractors
•    Stock selection was the primary driver of underperformance during the period. The sectors with the highest contribution to relative return were utilities (+146 bps) and real estate (+ 138 bps). Utilities benefited from positive stock selection, partially offset by an overweight allocation.  Real estate benefitted from an underweight allocation.
•    The holdings with the highest contribution to active return were Talen Energy Corp. (TLN), Delek US Holdings, Inc. (DK), and WESCO International, Inc. (WCC).
•    The sectors with the lowest contribution to relative return were consumer discretionary (-413 bps) and information technology (-169 bps). Consumer discretionary suffered from negative stock selection. Information technology suffered from an underweight allocation and negative stock selection.
•    The holdings with the lowest contribution to active return were Murphy USA, Inc. (MUSA), LGI Homes, Inc. (LGIH), and WEX, Inc. (WEX).
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in one sector and meaningfully underweight (>-5%) in two. The largest overweight allocations were industrials and consumer staples. The largest underweight allocations were information technology and real estate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted since the class's inception on September 29, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	5.47%	12.88%	8.48%
S&P 500® Index	21.45%	17.64%	15.04%
Russell 2500® Value Index	10.11%	14.39%	7.87%

Performance Inception Date	Sep. 29, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 348,031,369
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,528,041
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$348,031,369
Total number of portfolio holdings	76
Net advisory fees paid	$2,528,041
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
White Mountains Insurance Group, Ltd.	3.7%
BJ's Wholesale Club Holdings, Inc.	3.4%
McGrath RentCorp	3.1%
Lithia Motors, Inc.	2.8%
WESCO International, Inc.	2.7%
CoreCivic, Inc.	2.7%
Murphy USA, Inc.	2.6%
Genworth Financial, Inc.	2.4%
Assured Guaranty, Ltd. (Bermuda)	2.3%
CACI International, Inc., Class A	2.3%
Top Ten as a Group	28.0%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
White Mountains Insurance Group, Ltd.	3.7%
BJ's Wholesale Club Holdings, Inc.	3.4%
McGrath RentCorp	3.1%
Lithia Motors, Inc.	2.8%
WESCO International, Inc.	2.7%
CoreCivic, Inc.	2.7%
Murphy USA, Inc.	2.6%
Genworth Financial, Inc.	2.4%
Assured Guaranty, Ltd. (Bermuda)	2.3%
CACI International, Inc., Class A	2.3%
Top Ten as a Group	28.0%

C000050292 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Small-Mid Cap Value Fund
Class Name	Class I
Trading Symbol	ARIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Small-Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small-Mid Cap Value Fund (Class I/ARIMX)	$105	1.02%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares returned 5.43% for the fiscal year ended October 31, 2025, compared to its benchmark the Russell 2500® Value Index, which returned 10.11% for the period. The S&P 500® Index returned 21.45% for the period.
Top Contributors and Detractors
•    Stock selection was the primary driver of underperformance during the period. The sectors with the highest contribution to relative return were utilities (+146 bps) and real estate (+ 138 bps). Utilities benefited from positive stock selection, partially offset by an overweight allocation.  Real estate benefitted from an underweight allocation.
•    The holdings with the highest contribution to active return were Talen Energy Corp. (TLN), Delek US Holdings, Inc. (DK), and WESCO International, Inc. (WCC).
•    The sectors with the lowest contribution to relative return were consumer discretionary (-413 bps) and information technology (-169 bps). Consumer discretionary suffered from negative stock selection. Information technology suffered from an underweight allocation and negative stock selection.
•    The holdings with the lowest contribution to active return were Murphy USA, Inc. (MUSA), LGI Homes, Inc. (LGIH), and WEX, Inc. (WEX).
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in one sector and meaningfully underweight (>-5%) in two. The largest overweight allocations were industrials and consumer staples. The largest underweight allocations were information technology and real estate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	5.43%	12.80%	10.35%
S&P 500® Index	21.45%	17.64%	14.64%
Russell 2500® Value Index	10.11%	14.39%	9.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 348,031,369
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,528,041
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$348,031,369
Total number of portfolio holdings	76
Net advisory fees paid	$2,528,041
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
White Mountains Insurance Group, Ltd.	3.7%
BJ's Wholesale Club Holdings, Inc.	3.4%
McGrath RentCorp	3.1%
Lithia Motors, Inc.	2.8%
WESCO International, Inc.	2.7%
CoreCivic, Inc.	2.7%
Murphy USA, Inc.	2.6%
Genworth Financial, Inc.	2.4%
Assured Guaranty, Ltd. (Bermuda)	2.3%
CACI International, Inc., Class A	2.3%
Top Ten as a Group	28.0%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
White Mountains Insurance Group, Ltd.	3.7%
BJ's Wholesale Club Holdings, Inc.	3.4%
McGrath RentCorp	3.1%
Lithia Motors, Inc.	2.8%
WESCO International, Inc.	2.7%
CoreCivic, Inc.	2.7%
Murphy USA, Inc.	2.6%
Genworth Financial, Inc.	2.4%
Assured Guaranty, Ltd. (Bermuda)	2.3%
CACI International, Inc., Class A	2.3%
Top Ten as a Group	28.0%

C000046749 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Small-Mid Cap Value Fund
Class Name	Class N
Trading Symbol	ARSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Small-Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small-Mid Cap Value Fund (Class N/ARSMX)	$131	1.28%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class N shares returned 5.07% for the fiscal year ended October 31, 2025, compared to its benchmark the Russell 2500® Value Index, which returned 10.11% for the period. The S&P 500® Index returned 21.45% for the period.
Top Contributors and Detractors
•    Stock selection was the primary driver of underperformance during the period. The sectors with the highest contribution to relative return were utilities (+146 bps) and real estate (+ 138 bps). Utilities benefited from positive stock selection, partially offset by an overweight allocation.  Real estate benefitted from an underweight allocation.
•    The holdings with the highest contribution to active return were Talen Energy Corp. (TLN), Delek US Holdings, Inc. (DK), and WESCO International, Inc. (WCC).
•    The sectors with the lowest contribution to relative return were consumer discretionary (-413 bps) and information technology (-169 bps). Consumer discretionary suffered from negative stock selection. Information technology suffered from an underweight allocation and negative stock selection.
•    The holdings with the lowest contribution to active return were Murphy USA, Inc. (MUSA), LGI Homes, Inc. (LGIH), and WEX, Inc. (WEX).
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in one sector and meaningfully underweight (>-5%) in two. The largest overweight allocations were industrials and consumer staples. The largest underweight allocations were information technology and real estate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	5.07%	12.51%	10.08%
S&P 500® Index	21.45%	17.64%	14.64%
Russell 2500® Value Index	10.11%	14.39%	9.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 348,031,369
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,528,041
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$348,031,369
Total number of portfolio holdings	76
Net advisory fees paid	$2,528,041
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
White Mountains Insurance Group, Ltd.	3.7%
BJ's Wholesale Club Holdings, Inc.	3.4%
McGrath RentCorp	3.1%
Lithia Motors, Inc.	2.8%
WESCO International, Inc.	2.7%
CoreCivic, Inc.	2.7%
Murphy USA, Inc.	2.6%
Genworth Financial, Inc.	2.4%
Assured Guaranty, Ltd. (Bermuda)	2.3%
CACI International, Inc., Class A	2.3%
Top Ten as a Group	28.0%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
White Mountains Insurance Group, Ltd.	3.7%
BJ's Wholesale Club Holdings, Inc.	3.4%
McGrath RentCorp	3.1%
Lithia Motors, Inc.	2.8%
WESCO International, Inc.	2.7%
CoreCivic, Inc.	2.7%
Murphy USA, Inc.	2.6%
Genworth Financial, Inc.	2.4%
Assured Guaranty, Ltd. (Bermuda)	2.3%
CACI International, Inc., Class A	2.3%
Top Ten as a Group	28.0%

C000092914 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small/Mid Cap Growth Fund
Class Name	Class N
Trading Symbol	ACWDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Small/Mid Cap Growth Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Growth Fund (Class N/ACWDX)	$107	1.01%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•  The Fund's Class N shares returned 11.59% in the fiscal year ended October 31, 2025, underperforming the Russell 2500® Growth Index, which returned 15.78% for the period. The S&P 500® Index returned 21.45% for the period.
•   Over the past year, better-than-expected earnings, robust artificial intelligence (AI) demand, favorable economic backdrop, and the resumption of rate cuts by the U.S. Federal Reserve Board (Fed) enabled U.S. equities to post attractive returns during the fiscal year. Areas of concern included tariffs, softness in low- and middle-income spending, uneven job creation, and pockets of over-exuberance in thematic high-fliers.
Top Contributors and Detractors
•   The health care sector was a leading contributor, led by biopharma holdings that announced favorable drug trials and strong sales results.
•   Consumer staples saw the Fund’s food distributor position deliver strong fundamentals throughout the period.
•   In energy, the Fund’s holding in a supplier of infrastructure equipment secured attractive long-term contracts.
•   Detracting sectors included information technology, where mixed stock selection and an underweight allocation to the sharp rise in quantum computing and crypto names created underperformance.
•   Industrials trailed as strength in the Fund’s engineering and construction holdings were offset by a surge in drone, nuclear, and space highfliers. In materials, soft end market demand weighed on the Fund’s positions.
•  The outlook for U.S. Small/Mid Cap Growth stocks remains constructive based on anticipated strong 2026 earnings prospects, fiscal stimulus, healthy levels of U.S. economic growth, AI related demand, and additional rate cuts by the Fed. Potential challenges for the U.S. equity markets could come from a rise in unemployment, stubborn inflation, or a sharp price retracement in momentum-driven equities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	11.59%	10.09%	8.98%
S&P 500® Index	21.45%	17.64%	14.64%
Russell 2500® Growth Index	15.78%	8.05%	10.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 38,962,471
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 137,956
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$38,962,471
Total number of portfolio holdings	85
Net advisory fees paid	$137,956
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Insmed, Inc.	2.5%
API Group Corp.	2.3%
ITT, Inc.	2.3%
MACOM Technology Solutions Holdings, Inc.	2.2%
RBC Bearings, Inc.	2.2%
Burlington Stores, Inc.	2.1%
Comfort Systems USA, Inc.	2.0%
Grand Canyon Education, Inc.	1.9%
Sterling Infrastructure, Inc.	1.9%
Jabil, Inc.	1.9%
Top Ten as a Group	21.3%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Insmed, Inc.	2.5%
API Group Corp.	2.3%
ITT, Inc.	2.3%
MACOM Technology Solutions Holdings, Inc.	2.2%
RBC Bearings, Inc.	2.2%
Burlington Stores, Inc.	2.1%
Comfort Systems USA, Inc.	2.0%
Grand Canyon Education, Inc.	1.9%
Sterling Infrastructure, Inc.	1.9%
Jabil, Inc.	1.9%
Top Ten as a Group	21.3%

C000101741 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small/Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	ACWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Small/Mid Cap Growth Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Growth Fund (Class I/ACWIX)	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•  The Fund's Class I shares returned 11.76% in the fiscal year ended October 31, 2025, underperforming the Russell 2500® Growth Index, which returned 15.78% for the period. The S&P 500® Index returned 21.45% for the period.
•   Over the past year, better-than-expected earnings, robust artificial intelligence (AI) demand, favorable economic backdrop, and the resumption of rate cuts by the U.S. Federal Reserve Board (Fed) enabled U.S. equities to post attractive returns during the fiscal year. Areas of concern included tariffs, softness in low- and middle-income spending, uneven job creation, and pockets of over-exuberance in thematic high-fliers.
Top Contributors and Detractors
•   The health care sector was a leading contributor, led by biopharma holdings that announced favorable drug trials and strong sales results.
•   Consumer staples saw the Fund’s food distributor position deliver strong fundamentals throughout the period.
•   In energy, the Fund’s holding in a supplier of infrastructure equipment secured attractive long-term contracts.
•   Detracting sectors included information technology, where mixed stock selection and an underweight allocation to the sharp rise in quantum computing and crypto names created underperformance.
•   Industrials trailed as strength in the Fund’s engineering and construction holdings were offset by a surge in drone, nuclear, and space highfliers. In materials, soft end market demand weighed on the Fund’s positions.
•  The outlook for U.S. Small/Mid Cap Growth stocks remains constructive based on anticipated strong 2026 earnings prospects, fiscal stimulus, healthy levels of U.S. economic growth, AI related demand, and additional rate cuts by the Fed. Potential challenges for the U.S. equity markets could come from a rise in unemployment, stubborn inflation, or a sharp price retracement in momentum-driven equities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	11.76%	10.25%	9.17%
S&P 500® Index	21.45%	17.64%	14.64%
Russell 2500® Growth Index	15.78%	8.05%	10.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 38,962,471
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 137,956
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$38,962,471
Total number of portfolio holdings	85
Net advisory fees paid	$137,956
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Insmed, Inc.	2.5%
API Group Corp.	2.3%
ITT, Inc.	2.3%
MACOM Technology Solutions Holdings, Inc.	2.2%
RBC Bearings, Inc.	2.2%
Burlington Stores, Inc.	2.1%
Comfort Systems USA, Inc.	2.0%
Grand Canyon Education, Inc.	1.9%
Sterling Infrastructure, Inc.	1.9%
Jabil, Inc.	1.9%
Top Ten as a Group	21.3%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Insmed, Inc.	2.5%
API Group Corp.	2.3%
ITT, Inc.	2.3%
MACOM Technology Solutions Holdings, Inc.	2.2%
RBC Bearings, Inc.	2.2%
Burlington Stores, Inc.	2.1%
Comfort Systems USA, Inc.	2.0%
Grand Canyon Education, Inc.	1.9%
Sterling Infrastructure, Inc.	1.9%
Jabil, Inc.	1.9%
Top Ten as a Group	21.3%

C000230346 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small/Mid Cap Growth Fund
Class Name	Class Z
Trading Symbol	ACWZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Small/Mid Cap Growth Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Growth Fund (Class Z/ACWZX)	$86	0.81%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•  The Fund's Class Z shares returned 11.79% in the fiscal year ended October 31, 2025, underperforming the Russell 2500® Growth Index, which returned 15.78% for the period. The S&P 500® Index returned 21.45% for the period.
•   Over the past year, better-than-expected earnings, robust artificial intelligence (AI) demand, favorable economic backdrop, and the resumption of rate cuts by the U.S. Federal Reserve Board (Fed) enabled U.S. equities to post attractive returns during the fiscal year. Areas of concern included tariffs, softness in low- and middle-income spending, uneven job creation, and pockets of over-exuberance in thematic high-fliers.
Top Contributors and Detractors
•   The health care sector was a leading contributor, led by biopharma holdings that announced favorable drug trials and strong sales results.
•   Consumer staples saw the Fund’s food distributor position deliver strong fundamentals throughout the period.
•   In energy, the Fund’s holding in a supplier of infrastructure equipment secured attractive long-term contracts.
•   Detracting sectors included information technology, where mixed stock selection and an underweight allocation to the sharp rise in quantum computing and crypto names created underperformance.
•   Industrials trailed as strength in the Fund’s engineering and construction holdings were offset by a surge in drone, nuclear, and space highfliers. In materials, soft end market demand weighed on the Fund’s positions.
•  The outlook for U.S. Small/Mid Cap Growth stocks remains constructive based on anticipated strong 2026 earnings prospects, fiscal stimulus, healthy levels of U.S. economic growth, AI related demand, and additional rate cuts by the Fed. Potential challenges for the U.S. equity markets could come from a rise in unemployment, stubborn inflation, or a sharp price retracement in momentum-driven equities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted since the class's inception on August 31, 2021, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year period and the period from the class's inception through October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception
Class Z	11.79%	3.31%
S&P 500® Index	21.45%	12.08%
Russell 2500® Growth Index	15.78%	2.01%

Performance Inception Date	Aug. 31, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 38,962,471
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 137,956
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$38,962,471
Total number of portfolio holdings	85
Net advisory fees paid	$137,956
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Insmed, Inc.	2.5%
API Group Corp.	2.3%
ITT, Inc.	2.3%
MACOM Technology Solutions Holdings, Inc.	2.2%
RBC Bearings, Inc.	2.2%
Burlington Stores, Inc.	2.1%
Comfort Systems USA, Inc.	2.0%
Grand Canyon Education, Inc.	1.9%
Sterling Infrastructure, Inc.	1.9%
Jabil, Inc.	1.9%
Top Ten as a Group	21.3%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Insmed, Inc.	2.5%
API Group Corp.	2.3%
ITT, Inc.	2.3%
MACOM Technology Solutions Holdings, Inc.	2.2%
RBC Bearings, Inc.	2.2%
Burlington Stores, Inc.	2.1%
Comfort Systems USA, Inc.	2.0%
Grand Canyon Education, Inc.	1.9%
Sterling Infrastructure, Inc.	1.9%
Jabil, Inc.	1.9%
Top Ten as a Group	21.3%

C000194575 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Focused Absolute Value Fund
Class Name	Class Z
Trading Symbol	ARRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Focused Absolute Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Focused Absolute Value Fund (Class Z/ARRZX)	$82	0.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class Z shares returned 10.86% for the fiscal year ended October 31, 2025, compared to its benchmark the Russell 3000® Value Index, which returned 11.06% for the period. The S&P 500® Index returned 21.45% for the period.
Top Contributors and Detractors
•   Both sector allocation and stock selection had a negative impact on relative results.
•    The sectors with the highest contribution to relative return were energy (+305 bps) and industrials (+265 bps). Energy benefited from positive stock selection and an underweight allocation. Industrials benefited from positive stock selection along with an overweight allocation.
•    The holdings with the highest contribution to active return were Delek US Holdings, Inc. (DK), CACI International Inc.    (Cl A) (CACI), and Fairfax Financial Holdings Limited (FRFHF).
•    The sectors with the lowest contribution to relative return were  consumer discretionary (-324 bps) and financials (-292 bps). Financials suffered mainly from negative stock selection. Consumer discretionary suffered from negative stock selection, partially offset by an overweight allocation.
•    The holdings with the lowest contribution to active return were Lennar Corp. (Cl A) (LEN), Mid-America Apartment Communities, Inc. (MAA), and Murphy USA Inc. (MUSA). Lennar Corporation was sold during the period.
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in four sectors and meaningfully underweight (>-5%) in two. The largest overweight allocations were industrials and materials. The largest underweight allocations were information technology and communication services.
•    From a market cap perspective, the Fund remains significantly underweight larger cap stocks (>$45B) and overweight smaller cap stocks (<$10B) and mid cap stocks ($10B-$45B).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted since the class's inception on September 29, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	10.86%	10.56%	7.54%
S&P 500® Index	21.45%	17.64%	15.04%
Russell 3000® Value Index	11.06%	14.26%	9.29%

Performance Inception Date	Sep. 29, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 51,156,091
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 206,788
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$51,156,091
Total number of portfolio holdings	34
Net advisory fees paid	$206,788
Portfolio turnover rate as of the end of the reporting period	92%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Berkshire Hathaway, Inc., Class B	5.5%
CRH PLC (Ireland)	4.3%
Amrize, Ltd.	4.2%
BJ's Wholesale Club Holdings, Inc.	4.1%
The Progressive Corp.	4.1%
SS&C Technologies Holdings, Inc.	4.0%
The Cooper Cos., Inc.	3.9%
GE HealthCare Technologies, Inc.	3.9%
Willis Towers Watson PLC (United Kingdom)	3.9%
McGrath RentCorp	3.9%
Top Ten as a Group	41.8%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Berkshire Hathaway, Inc., Class B	5.5%
CRH PLC (Ireland)	4.3%
Amrize, Ltd.	4.2%
BJ's Wholesale Club Holdings, Inc.	4.1%
The Progressive Corp.	4.1%
SS&C Technologies Holdings, Inc.	4.0%
The Cooper Cos., Inc.	3.9%
GE HealthCare Technologies, Inc.	3.9%
Willis Towers Watson PLC (United Kingdom)	3.9%
McGrath RentCorp	3.9%
Top Ten as a Group	41.8%

C000161967 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Focused Absolute Value Fund
Class Name	Class I
Trading Symbol	AFAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Focused Absolute Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Focused Absolute Value Fund (Class I/AFAVX)	$86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares returned 10.88% for the fiscal year ended October 31, 2025, compared to its benchmark the Russell 3000® Value Index, which returned 11.06% for the period. The S&P 500® Index returned 21.45% for the period.
Top Contributors and Detractors
•   Both sector allocation and stock selection had a negative impact on relative results.
•    The sectors with the highest contribution to relative return were energy (+305 bps) and industrials (+265 bps). Energy benefited from positive stock selection and an underweight allocation. Industrials benefited from positive stock selection along with an overweight allocation.
•    The holdings with the highest contribution to active return were Delek US Holdings, Inc. (DK), CACI International Inc.    (Cl A) (CACI), and Fairfax Financial Holdings Limited (FRFHF).
•    The sectors with the lowest contribution to relative return were  consumer discretionary (-324 bps) and financials (-292 bps). Financials suffered mainly from negative stock selection. Consumer discretionary suffered from negative stock selection, partially offset by an overweight allocation.
•    The holdings with the lowest contribution to active return were Lennar Corp. (Cl A) (LEN), Mid-America Apartment Communities, Inc. (MAA), and Murphy USA Inc. (MUSA). Lennar Corporation was sold during the period.
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in four sectors and meaningfully underweight (>-5%) in two. The largest overweight allocations were industrials and materials. The largest underweight allocations were information technology and communication services.
•    From a market cap perspective, the Fund remains significantly underweight larger cap stocks (>$45B) and overweight smaller cap stocks (<$10B) and mid cap stocks ($10B-$45B).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted since the class's inception on November 03, 2015, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class I	10.88%	10.50%	8.91%
S&P 500® Index	21.45%	17.64%	14.50%
Russell 3000® Value Index	11.06%	14.26%	9.73%

Performance Inception Date	Nov. 03, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 51,156,091
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 206,788
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$51,156,091
Total number of portfolio holdings	34
Net advisory fees paid	$206,788
Portfolio turnover rate as of the end of the reporting period	92%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Berkshire Hathaway, Inc., Class B	5.5%
CRH PLC (Ireland)	4.3%
Amrize, Ltd.	4.2%
BJ's Wholesale Club Holdings, Inc.	4.1%
The Progressive Corp.	4.1%
SS&C Technologies Holdings, Inc.	4.0%
The Cooper Cos., Inc.	3.9%
GE HealthCare Technologies, Inc.	3.9%
Willis Towers Watson PLC (United Kingdom)	3.9%
McGrath RentCorp	3.9%
Top Ten as a Group	41.8%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Berkshire Hathaway, Inc., Class B	5.5%
CRH PLC (Ireland)	4.3%
Amrize, Ltd.	4.2%
BJ's Wholesale Club Holdings, Inc.	4.1%
The Progressive Corp.	4.1%
SS&C Technologies Holdings, Inc.	4.0%
The Cooper Cos., Inc.	3.9%
GE HealthCare Technologies, Inc.	3.9%
Willis Towers Watson PLC (United Kingdom)	3.9%
McGrath RentCorp	3.9%
Top Ten as a Group	41.8%

C000161968 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Focused Absolute Value Fund
Class Name	Class N
Trading Symbol	ARRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Focused Absolute Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Focused Absolute Value Fund (Class N/ARRFX)	$112	1.06%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class N shares returned 10.49% for the fiscal year ended October 31, 2025, compared to its benchmark the Russell 3000® Value Index, which returned 11.06% for the period. The S&P 500® Index returned 21.45% for the period.
Top Contributors and Detractors
•   Both sector allocation and stock selection had a negative impact on relative results.
•    The sectors with the highest contribution to relative return were energy (+305 bps) and industrials (+265 bps). Energy benefited from positive stock selection and an underweight allocation. Industrials benefited from positive stock selection along with an overweight allocation.
•    The holdings with the highest contribution to active return were Delek US Holdings, Inc. (DK), CACI International Inc.    (Cl A) (CACI), and Fairfax Financial Holdings Limited (FRFHF).
•    The sectors with the lowest contribution to relative return were  consumer discretionary (-324 bps) and financials (-292 bps). Financials suffered mainly from negative stock selection. Consumer discretionary suffered from negative stock selection, partially offset by an overweight allocation.
•    The holdings with the lowest contribution to active return were Lennar Corp. (Cl A) (LEN), Mid-America Apartment Communities, Inc. (MAA), and Murphy USA Inc. (MUSA). Lennar Corporation was sold during the period.
Positioning
•    As of October 31, 2025, the Fund was meaningfully overweight (>5%) in four sectors and meaningfully underweight (>-5%) in two. The largest overweight allocations were industrials and materials. The largest underweight allocations were information technology and communication services.
•    From a market cap perspective, the Fund remains significantly underweight larger cap stocks (>$45B) and overweight smaller cap stocks (<$10B) and mid cap stocks ($10B-$45B).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on November 03, 2015, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class N	10.49%	10.22%	8.64%
S&P 500® Index	21.45%	17.64%	14.50%
Russell 3000® Value Index	11.06%	14.26%	9.73%

Performance Inception Date	Nov. 03, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 51,156,091
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 206,788
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$51,156,091
Total number of portfolio holdings	34
Net advisory fees paid	$206,788
Portfolio turnover rate as of the end of the reporting period	92%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Berkshire Hathaway, Inc., Class B	5.5%
CRH PLC (Ireland)	4.3%
Amrize, Ltd.	4.2%
BJ's Wholesale Club Holdings, Inc.	4.1%
The Progressive Corp.	4.1%
SS&C Technologies Holdings, Inc.	4.0%
The Cooper Cos., Inc.	3.9%
GE HealthCare Technologies, Inc.	3.9%
Willis Towers Watson PLC (United Kingdom)	3.9%
McGrath RentCorp	3.9%
Top Ten as a Group	41.8%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Berkshire Hathaway, Inc., Class B	5.5%
CRH PLC (Ireland)	4.3%
Amrize, Ltd.	4.2%
BJ's Wholesale Club Holdings, Inc.	4.1%
The Progressive Corp.	4.1%
SS&C Technologies Holdings, Inc.	4.0%
The Cooper Cos., Inc.	3.9%
GE HealthCare Technologies, Inc.	3.9%
Willis Towers Watson PLC (United Kingdom)	3.9%
McGrath RentCorp	3.9%
Top Ten as a Group	41.8%